CO-DEVELOPMENT AND LICENSE AGREEMENTS	9 Months Ended
Sep. 30, 2023
Notable Labs Inc [Member]
Restructuring Cost and Reserve [Line Items]
CO-DEVELOPMENT AND LICENSE AGREEMENTS

NOTE 7 – CO-DEVELOPMENT AND LICENSE AGREEMENTS

Oncoheroes Agreement

In September 2021, the Company entered into an Exclusive License Agreement with Oncoheroes (the “Oncoheroes Agreement”) whereby the Company obtained worldwide exclusive development and commercialization rights in the small molecule volasertib for uses relating to certain types of cancer in adults. Under the terms of the Oncoheroes Agreement, Oncoheroes retains the right to develop and commercialize volasertib for cancers not licensed to the Company.

Under the terms of the agreement, the Company is obligated to make additional clinical and regulatory milestone payments up to a total of $8.0 million, plus tiered royalties from the mid-single digits up to mid-teens on net sales. In the event the Company grants a sublicense of rights, the Company will need to pay Oncoheroes a high single digit percentage of any upfront payment obtained from such sublicenses. No milestones have been met during the three and nine months ended September 30, 2023 and 2022, and the Company did not make any royalty payments as the related product has not been approved for commercialization.

The Company also entered a SAFE agreement with Oncoheroes in October 2021 for $1.5 million recorded in the investment in SAFE on the balance sheet, as discussed in Note 5.

CicloMed Agreement

In July 2021, the Company entered into a Co-Development and Profit-Sharing Agreement with CicloMed LLC (“CicloMed”) (the “CicloMed Agreement”) regarding use of the Company’s precision oncology diagnostic test in the research and development of CicloMed’s CicloProx product for the treatment of acute myeloid leukemia. Under the terms of the co-development agreement, CicloMed holds the primary responsibility for executing clinical trial operations while Notable is primarily focused on optimizing Notable’s predictive precision medicine platform. Both parties will equally share the costs associated with the on-going clinical trial incurred after the effective date. In the event a CicloProx product is commercially developed and sold, the parties will share in the net proceeds. The Company accrued amounts relative to this agreement and based on the agreement received a benefit of $0.2 million and $0 million for the three and nine months ended September 30, 2023 and an expense $0.1 million and $0.2 million for the three and nine months ended September 30, 2022, as research and development expense related to this agreement.